                                       First MetLife Investors Insurance Company
                                                                 200 Park Avenue
                                                              New York, NY 10166


November 2, 2005


VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

    Re:  First MetLife Investors Insurance Company and
         First MetLife Investors Variable Annuity Account One
         File No. 333-96777 (Class XC)
         Rule 497(j) Certification
         _________________________________________

Commissioners:

     On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements dated November 1, 2005 to the Prospectus dated May 1, 2005 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the two Prospectus Supplements to the Prospectus contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on October 24, 2005.

     If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company